                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

         Number of                                             Market
          Shares   Security Description                        Value
         --------- --------------------                      ----------

                   COMMON STOCK:                      99.96%

                   CHEMICALS:                          2.59%
            7,480  Ethyl Corp.*                              $  152,442
                                                             ----------

                   COMPUTERS & SERVICES:               1.78%
            3,200  Dell Computer*                               104,480
                                                             ----------

                   CONSUMER GOODS:                    13.68%
            5,000  Energizer Holdings*                          233,350
            8,900  Gillette Co.                                 342,561
            3,000  UST Inc.                                     114,240
            4,000  Waste Mgmt Inc.                              114,000
                                                             ----------
                                                                804,151
                                                             ----------

                   DIVERSIFIED:                        1.30%
              200  Wesco Financial Corp.                         76,550
                                                             ----------

                   ELECTRIC:                           2.48%
            5,000  Intel Corp                                   146,150
                                                             ----------

                   ENERGY:                             1.80%
            1,200  Chevrontexaco Corp.                          106,020
                                                             ----------

                   FINANCIALS:                         9.67%
            3,900  Ambac Financial Group                        304,980
            3,000  American Express Co.                         160,260
            1,800  Wells Fargo Co.                              103,230
                                                             ----------
                                                                568,470
                                                             ----------

                   INSURANCE:                         36.27%
              452  Berkshire Hathaway Inc. - Class B*         1,416,116
            1,200  Markel Corp.*                                326,592
              800  White Mountains Insurance*                   390,424
                                                             ----------
                                                              2,133,132
                                                             ----------

           Number of                                         Market
            Shares   Security Description                    Value
           --------- --------------------                  ----------

                     MANUFACTURING:                  1.33%
             2,400   General Electric                      $   78,048
                                                           ----------

                     MEDICAL:                        3.31%
             1,500   Johnson & Johnson                         80,865
             3,100   Pfizer Inc.                              113,615
                                                           ----------
                                                              194,480
                                                           ----------

                     REIT:                           8.90%
             7,500   First Industrial Realty Trust            282,000
            12,800   United Dominion Realty Trust             241,536
                                                           ----------
                                                              523,536
                                                           ----------

                     RETAIL:                         2.01%
             3,484   CarMax Inc.*                             118,456
                                                           ----------

                     TECHNOLOGY:                     2.32%
             5,900   Cisco*                                   136,290
                                                           ----------

                     TELECOMMUNICATIONS:             8.08%
            21,000   Liberty Media Corp - A*                  239,400
             8,900   Nextel Comm Inc - A*                     235,761
                                                           ----------
                                                              475,161
                                                           ----------

                     TRANSPORT SERVICES:             4.44%
             3,800   Fedex Corp.                              260,984
                                                           ----------

                     TOTAL INVESTMENTS:
                     (Cost: $3,942,141)**           99.96% $5,878,350
                     Other assets, net               0.04%      2,091
                                                   ------  ----------

                     NET ASSETS                    100.00% $5,880,441
                                                   ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $3,942,141 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,990,875
                   Gross unrealized depreciation    (54,666)
                                                 ----------
                   Net unrealized appreciation   $1,936,209
                                                 ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $3,942,141) (Notes 1 & 3)        $5,878,350
 Dividend receivable                                                            9,638
 Prepaid expenses                                                              24,818
                                                                           ----------
     TOTAL ASSETS                                                           5,912,806
                                                                           ----------

LIABILITIES
 Cash overdraft                                                                13,904
 Payable for capital stock redeemed                                            16,477
 Accrued expenses                                                               1,984
                                                                           ----------
     TOTAL LIABILITIES                                                         32,365
                                                                           ----------

NET ASSETS                                                                 $5,880,441
                                                                           ==========

Class A Shares

NET ASSETS                                                                 $5,771,329
                                                                           ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($5,771,329 / 415,413 shares outstanding)                               $    13.89
                                                                           ==========
 MAXIMUM OFFERING PRICE PER SHARE
   ($13.89 x 100 / 94.25) (Note 2)                                         $    14.74
                                                                           ==========

Class C Shares

NET ASSETS                                                                 $  109,112
                                                                           ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($109,112 / 7,941 shares outstanding)                                   $    13.74
                                                                           ==========

 At February 29, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                           $4,732,130
 Accumulated net investment loss                                              (17,144)
 Accumulated net realized loss on investments                                (770,754)
 Net unrealized appreciation of investments                                 1,936,209
                                                                           ----------
 Net Assets                                                                $5,880,441
                                                                           ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividend income                                                                 $36,857
 Interest income                                                                     122
                                                                                 -------
   Total income                                                                          $ 36,979
                                                                                         --------

EXPENSES
 Investment advisory fees (Note 2)                                                20,301
 12b-1 fees - Class A (Note 2)                                                     6,670
 12b-1 and servicing fees - Class C (Note 2)                                         387
 Recordkeeping and administrative services (Note 2)                                7,358
 Legal and audit fees                                                              6,302
 Transfer agent fees (Note 2)                                                      9,474
 Custodian and accounting fees (Note 3)                                           11,875
 Organization expense amortization                                                 1,417
 Shareholder servicing and reports (Note 2)                                        9,789
 Registration                                                                      4,666
 Miscellaneous                                                                    10,441
                                                                                 -------
   Total expenses                                                                          88,680
 Management fee waiver, distribution fee waiver and reimbursed expenses (Note 2)          (34,557)
                                                                                         --------
 Net expenses                                                                              54,123
                                                                                         --------
 Net investment loss                                                                      (17,144)
                                                                                         --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investment                                                           45,849
 Net increase in unrealized appreciation on investments                                   705,594
                                                                                         --------
 Net gain on investments                                                                  751,443
                                                                                         --------
 Net increase in net assets resulting from operations                                    $734,299
                                                                                         ========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Six months ended
                                                                    February 29, 2004   Year ended

(unaudited) August 31, 2003
                                                                    ----------------- ---------------
OPERATIONS
 Net investment loss                                                   $  (17,144)      $  (26,802)
 Net realized gain (loss) on investments                                   45,849         (215,733)
 Change in unrealized appreciation of investments                         705,594          709,230
                                                                       ----------       ----------
 Net increase in net assets resulting from operations                     734,299          466,695

CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets resulting from capital share
   transactions*--Class A                                                 237,705         (413,460)
 Net increase in net assets resulting from capital share
   transactions*--Class C                                                  85,928           11,478
                                                                       ----------       ----------
 Net increase in net assets                                             1,057,932           64,713
 Net assets at beginning of period                                      4,822,509        4,757,796
                                                                       ----------       ----------

NET ASSETS at the end of the period                                    $5,880,441       $4,822,509
                                                                       ==========       ==========

* A summary of capital share transactions follows:

Class A shares:
                                          Six months ended
                                          February 29, 2004   Year ended August
                                             (unaudited)          31, 2003
                                         ------------------  ------------------
                                          Shares    Value     Shares    Value
                                         -------  ---------  -------  ---------
Shares sold                               42,490  $ 545,166   35,261  $ 377,808
Shares redeemed                          (22,841)  (307,461) (73,030)  (791,268)
                                         -------  ---------  -------  ---------
Net decrease                              19,649  $ 237,705  (37,769) $(413,460)
                                         =======  =========  =======  =========

Class C shares:
                                          Six months ended
                                          February 29, 2004     Period ended
                                             (unaudited) August 31, 2003**
                                         ------------------  ------------------
                                          Shares    Value     Shares    Value
                                         -------  ---------  -------  ---------
Shares sold                                6,908  $  85,928    1,033  $  11,478
Shares redeemed                               --         --       --         --
                                         -------  ---------  -------  ---------
Net increase                               6,908  $  85,928    1,033  $  11,478
                                         =======  =========  =======  =========

**Commencement of operations of Class C shares was May 1, 2003.

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  Class A Shares
                                     ---------------------------------------------------------------
                                     Six months ended        Years ended August 31,        Period ended
                                     February 29, 2004 ---------------------------------    August 31,
                                        (Unaudited)      2003     2002     2001     2000      1999*
                                     ----------------- ------   ------   ------   ------   ------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                                   $12.15       $10.97   $11.65   $11.71   $11.64      $10.00
                                          ------       ------   ------   ------   ------      ------
Income from investment
 operations -
  Net investment loss                      (0.03)       (0.07)   (0.10)   (0.09)   (0.03)      (0.03)
  Net realized and unrealized
   gain (loss) on investments               1.77         1.25    (0.58)    0.03     0.10        1.67
                                          ------       ------   ------   ------   ------      ------
  Total from investment
   operations                               1.74         1.18    (0.68)   (0.06)    0.07        1.64
                                          ------       ------   ------   ------   ------      ------
  Net asset value, end of
   period                                 $13.89       $12.15   $10.97   $11.65   $11.71      $11.64
                                          ======       ======   ======   ======   ======      ======
Total Return                               14.32%       10.76%   (5.84%)  (0.51%)   0.60%      13.20%
                                          ======       ======   ======   ======   ======      ======

Ratios/Supplemental Data
  Net assets, end of period
   (000's)                                $5,771       $4,810   $4,758   $5,662   $5,347      $3,256
Ratio to average net assets/ (A)(D)/
  Expenses/ (B)/                            1.99%**      2.00%    2.08%    2.07%    1.99%       1.99%**
  Expense ratio - net/ (C)/                 1.99%**      1.99%    1.99%    1.99%    1.99%       1.99%**
  Net investment loss                      (0.06%)**    (0.60%)  (0.80%)  (0.83%)  (0.34%)     (0.41%)**
Portfolio turnover rate                     2.41%       23.54%    7.09%    8.72%   32.86%       8.31%

                                             Class C Shares
                                     ---------------------------
                                     Six months ended  Period ended
                                     February 29, 2004  August 31,
                                        (unaudited) 2003*
                                     ----------------- ------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                                   $ 12.13         $10.93
                                          -------         ------
Income from investment
 operations -
  Net investment loss                       (0.03)         (0.07)
  Net realized and unrealized
   gain (loss) on investments             $  1.64         $ 1.27
                                          -------         ------
  Total from investment
   operations                                1.61           1.20
                                          -------         ------
  Net asset value, end of
   period                                 $ 13.74         $12.13
                                          =======         ======
Total Return                                13.27%         10.98%
                                          =======         ======

Ratios/Supplemental Data
  Net assets, end of period
   (000's)                                $   109         $   13
Ratio to average net assets/ (A)(D)/
  Expenses/ (B)/                             2.49%**        2.50%**
  Expense ratio - net/ (C)/                  2.49%**        2.49%**
  Net investment loss                      (11.11%)**      (1.10%)**
Portfolio turnover rate                      2.41%         23.54%

*Commencement of operations for Class A shares was October 1, 1998; commencement of operations for Class C shares was May 1, 2003.
**Annualized

/(A)/ Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.29% for the six months ended February 29, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, 1.70% for the year ended August 31, 2000 and 2.48% for the period ended August 31, 1999.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.

/(D)/ Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.29% for the six months ended February 29, 2004 and 2.62% for the year ended August 31, 2003.

See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However, operations of the Fund did not commence until October 1, 1998. The Fund currently offers two Classes of shares ("Class A" and "Class C").

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $545,332 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $271,271 which will be recognized in the following tax year.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, The London Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of .75% of the average daily net assets of the Fund. Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"). TLC has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses of the Class A shares to 1.99% of average net assets through August 31, 2004 and the Class C shares to 2.49% of average net assets for the first three years following commencement of operations. For the six months ended February 29, 2004, the advisor waived fees of $19,793 and reimbursed other expenses of $9,571.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2004 was $436,105.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended February 29, 2004, there were $6,960 of distribution expenses incurred by the Fund, of which $5,193 was waived.

      The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended February 29, 2004, there were $97 of servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $7,358 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the six months ended February 29, 2004 were $456. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund Class A share redemptions occurring within 360 days of purchase and for certain Fund Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. There were no CDSC's received by FDCC for the six months ended February 29, 2004.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $9,474 for its services for the six months ended February 29, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $9,350 for its services for the six months ended February 29, 2004.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of VMIC, CSS, CFA, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months period ended February 29, 2004, aggregated $508,199 and $126,219, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the six months ended February 29, 2004 or the year ended August 31, 2003.

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforward   $ (545,332)
                    Post-October capital losses   (271,271)
                        Unrealized appreciation 1,230,615
                                                ----------
                                                $  414,012
                                                ==========

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2003, the Fund increased undistributed net investment income by $26,802 and decreased paid in capital by $26,802.

NOTE 5 - SUBSEQUENT EVENT

      Effective March 24, 2004, the shareholders of Old Dominion Investors Trust, Inc. (Old Dominion) approved an Agreement and Plan of Reorganization between Old Dominion and the New Market Fund whereby substantially all of the assets and stated liabilities of Old Dominion will be transferred to the New Market Fund. Old Dominion shareholders will receive Class A shares of the Fund in exchange for their Old Dominion shares. No gain or loss for federal income tax purposes will be recognized on the exchange. The actual exchange is anticipated to take place May 1, 2004.

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.
  -----------------------------------------------------------------------------
                                    [GRAPHIC]



                       Semi-Annual Report to Shareholders

                               THE NEW MARKET FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                            For the Six Months Ended
                                February 29, 2004

                       Semi-Annual Report to Shareholders

                          THIRD MILLENNIUM RUSSIA FUND

                   For the Six Months Ended February 29, 2004

      Although last fall saw a lot more political fireworks than anticipated, the positive news in Russia's economy and stock markets continued to result in your Fund's out performance.

      No. 2 in the U.S. for Last Five Years. In 2003, Third Millennium Russia Fund was up 73.7%, and for the two months ended February 28, 2004, the Fund is up 20.8%. For the Five Year Period ended December 31, 2003, your Fund was the No. 2 best performing mutual fund in the U.S., up 415%.

      Election Year Politics. In mid-February, I spent a week in Moscow visiting companies and taking the pulse of the body politic as it affects business. Last December the political party supporting the Government of President Vladimir Putin garnered an overwhelming block of votes in the State Duma. Upon organizing, numerous party members raised the possibility of amending the Russian Constitution to permit Pres. Putin to serve an additional four year term, which initiative he firmly rejected.

      Even before his re-election on March 14th, he dismissed the then current Government and appointed a new Prime Minister, keying his Program for his next term: the continual streamlining of government services (the Russian bureaucracy is one of the largest and most intrusive in the world - a phenomenon long pre-dating communism). In addition, his team will continue their work of making Russia's judiciary more professional and to strengthen the rule of law. Re-structurings in various industries are also on tap; an excellent re-structuring of the telecommunications industry has been successfully completed and a utility industry re-structuring is under way.

      New Team in Town. The appointment of Prime Minister Mikhail Fradkov and First Deputy PM Alexander Zhukov is extremely positive for business. PM Fradkov immediately announced a reduction of the number of federal ministries from 30 to 15 and signaled the continual march towards streamlining the bureaucracy and supporting private business, especially small and medium-sized (SMEs) which have not been faring well.

      Looking Back. Just a word on what actually happened regarding the incarceration of the head of one of Russia's oil companies, a leading "oligarch". Last spring, the Putin people saw two things in the polls: the communists were polling very well and people hated the oligarchs, "who stole Russia". The overriding concern of the communists polling well was that, during the 1995-1999 Duma term when they blocked it, no reform was accomplished. However during the 1999-2003 term, where they had much less influence, much reform was accomplished.

      Furthermore, the oligarch in question, who had many questionable dealings in his past such as would cause many prudent people to keep a low profile for an extended period, made himself a target by taking on the Government and Pres. Putin loudly and often. The "Party of Power" was thus able to polish up its anti-oligarch image with extremely positive political results. "Hard ball." Certainly. But, even here in Texas and California, we see some hardball politics.

      Companies in the Fund. We now have more "investible" companies in your Fund than ever: 36. Last year's initiative was overweight in telecoms, since capex over-investment in Russia had not occurred, and Russia's continuing fundamental story separated them from being unfairly tarnished by the world wide collapse in telecom. More recently, in the past six months, we have also been overweight in steel, with four leading steel companies now in the Fund. Steel, and export commodities in general, have been enjoying great cash flows, as Russian companies support the dramatic expansion in the Chinese auto industry.

      Law & Business. Reading the popular press, an investor gets the impression Russia is a lawless society. Not true at all. A recent example of the legal process affecting business is the complaint filed by Gazprom and the oil pipeline company Transneft against the steel industry before the Anti-Monopoly Commission for price fixing affecting the cost of pipelines. Held: Violation, with price monitoring by the Commission for the next three years. ...Also the federal property ministry continues to fight publicly with the City of Moscow which refuses to sell land, as provided by federal law, and as requested by tenants, but instead insists on long-term leases of land, a violation of the spirit, if not the letter, of the new Land Code.

      Please consider the conclusion of "A Normal Country," an article in this quarter's Foreign Affairs journal (March/April 2004, page 22) by two professors (Harvard & UCLA). "To see Russia clearly, one must return to the facts" [as opposed to much of the sensationalism in the press]. Russia has become a "normal" middle-income capitalist democracy!

                                    John T. Connor, Jr.
                                    Third Millennium Russia Fund
                                    Portfolio Manager

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

       Number                                                  Market
       of Shares Security Description                          Value
       --------- --------------------                       ------------

                 COMMON STOCK:                       90.22%

                 AGRICULTURE:                         1.69%
       3,230,000 Uralkaliy*                                 $    694,450
                                                            ------------

                 ALUMINUM:
         185,000 Sibirsko Uralskaya Rts*                         111,000
                                                            ------------

                 CELLULAR TELECOMMUNICATION:          9.68%
          15,000 Mobile Telesystems ADR                        1,608,750
          28,000 Vimpel Communications ADR*                    2,376,920
                                                            ------------
                                                                       3,985,670
                                                            ------------

                 CONSUMER:                            3.04%
          48,000 Kalina Rts*                                     864,000
          20,000 Pharmacy Chain 36.6*                            188,000
          25,000 Sun Interbrew Ltd GDR-B*                        200,000
                                                            ------------
                                                                       1,252,000
                                                            ------------

                 FINANCIAL:                           1.68%
           2,000 Sberbank*                                       690,000
                                                            ------------

                 GAS DISTRIBUTION:                    5.83%
          75,000 RAO Gazprom ADR Reg S                         2,400,000
                                                            ------------

                 MANUFACTURING:                       0.47%
          20,000 Ural Mash Factory*                              195,000
                                                            ------------

                 NATURAL RESOURCES:                   6.64%
          25,000 Highland Gold Mining Ltd.                       128,940
          21,000 Norilsk JSC Mining & Smelting ADR*            1,485,750
          14,000 Verkhanaya Salda Metal*                       1,116,500
                                                            ------------
                                                                       2,731,190
                                                            ------------

                 OIL DISTRIBUTION:                    9.86%
          18,000 Lukoil ADR                                    2,016,000
          60,000 Sibneft ADR                                   2,040,000
                                                            ------------
                                                                       4,056,000
                                                            ------------

          Number                                            Market
          of Shares Security Description                    Value
          --------- --------------------                  -----------

                    OIL PRODUCTION:                 9.57%
             52,500 Surgutneftegaz ADR*                   $ 1,706,250
            183,554 Teton Petroleum Co.*                      811,309
             28,000 Yukos Corp ADR*                         1,419,600
                                                          -----------
                                                                       3,937,159
                                                          -----------

                    STEEL:                          9.48%
            100,000 Magnitogorsk Iron                          22,000
              6,000 Mechel*                                   930,000
          1,000,000 Nizhny Tagil Metals*                      700,000
             13,000 Severstal                               2,249,000
                                                          -----------
                                                                       3,901,000
                                                          -----------

                    TRANSPORTATION:                 8.87%
              1,800 Aeroflot                                  158,850
          2,500,000 Far Eastern Shipping*                     500,000
              3,300 Transneft PFD*                          2,989,800
                                                                       3,648,650

                    UTILITIES:                      4.55%
             20,000 AO Mosenergo ADR*                         160,000
          1,100,000 Konakovskaya Gres*                        566,500
          2,500,000 Kostromskaya GRES*                        420,000
              3,300 Stavropolskaya Gres*                      600,600
              3,990 RAO Unified Energy System ADR             125,685
                                                          -----------
                                                                       1,872,785
                                                          -----------

                    WIRELINE TELECOMMUNICATION:    18.87%
             20,000 Central Communication                     790,000
             51,000 Golden Telecom Inc.*                    1,643,730
             59,500 Moscow City Tel ADR                       847,875
            110,000 Rostelecom-SPN ADR*                     1,567,500
            190,000 Uralsvyasinform ADR*                    1,504,800
            230,000 Volgatelecom ADR                        1,412,200
                                                          -----------
                                                                       7,766,105
                                                          -----------

                    TOTAL INVESTMENTS:
                    (Cost: $24,020,754)            90.49%  37,241,009
                    Other assets, net               9.51%   3,914,474
                                                  ------  -----------
                    NET ASSETS                    100.00% $41,155,483
                                                  ======  ===========

* Non-income producing
**Cost for Federal income tax purpose is $24,020,754 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $13,226,255
                   Gross unrealized depreciation      (6,000)
                                                 -----------
                   Net unrealized appreciation   $13,220,255
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of
   $24,020,754) (Notes 1 & 3) $37,241,009 Cash (including foreign currencies at value) 2,573,989

 Receivables:
   Dividends                                             $  244,357
   Capital stock sold                                     1,411,784
   Securities sold                                          414,000
                                                         ----------
                                                                       2,070,141
 Prepaid expenses                                                        81,348
                                                                    -----------
     TOTAL ASSETS                                                    41,966,487
                                                                    -----------

LIABILITIES
 Payable for securities purchased                                       624,920
 Payable for capital stock redeemed                                      51,218
 Accrued management fees                                                105,692
 Accrued expenses                                                        29,174
                                                                    -----------
     TOTAL LIABILITIES                                                  811,004
                                                                    ===========

NET ASSETS                                                          $41,155,483
                                                                    ===========

Class A Net Assets                                                  $40,239,391
                                                                    ===========

 NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A
   SHARE
   ($40,239,391 /1,025,076 shares outstanding) (Note
   2)                                                               $     39.26
                                                                    ===========

 MAXIMUM OFFERING PRICE PER CLASS A SHARE ($39.26 X
   100/94.25)                                                       $     41.65
                                                                    ===========

Class C Net Assets                                                  $   158,894
                                                                    ===========

 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER
   CLASS C SHARE ($158,894 / 4,053 shares
   outstanding) (Note 2)                                            $     39.20
                                                                    ===========

Class I Net Assets                                                  $   757,198
                                                                    ===========

 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER
   CLASS I SHARE ($757,198 / 19,289 shares
   outstanding) (Note 2)                                            $     39.26
                                                                    ===========

 At February 29, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                    $27,166,580
 Accumulated net investment loss                                       (172,322)
 Accumulated net realized gain on investments and
   foreign currency transactions                                        933,441
 Net unrealized appreciation of investments and
   foreign currency transactions                                     13,227,784
                                                                    -----------
 Net assets                                                         $41,155,483
                                                                    ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

For the six months ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of $20,562 foreign taxes withheld)        $182,671
  Interest                                                   20,467
                                                           --------
   Total income                                                     $   203,138
                                                                    -----------

EXPENSES
  Investment advisory fees (Note 2)                         239,089
  Distribution & service fees, Classes A, C (Note 2)         34,295
  Custodian and accounting fees                              61,667
  Legal and audit fees                                        4,572
  Registration fees                                           3,084
  Organization expense amortization                           1,512
  Recordkeeping and administrative services (Note 2)         27,972
  Transfer agent fees (Note 2)                               13,986
  Shareholder servicing and reports (Note 2)                 21,806
  Miscellaneous                                              15,837
                                                           --------
   Total expenses                                                       423,820
  Fee waivers and expense reimbursements (Note 2)                       (47,261)
  Custody credits (Note 3)                                               (1,106)
                                                                    -----------
  Expenses, net                                                         375,453
                                                                    -----------
  Net investment loss                                                  (172,315)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                    2,823,705
  Net realized loss on foreign currency transactions                       (452)
  Net increase in unrealized appreciation on investments
   & foreign currency transactions                                    7,693,494
                                                                    -----------
  Net gain on investments                                            10,516,747
                                                                    -----------
  Net increase in net assets resulting from operations              $10,344,432
                                                                    ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               Six months ended
                                               February 29, 2004   Year ended
                                                  (unaudited) August 31, 2003
                                               ----------------- ---------------
OPERATIONS
 Net investment income (loss)                     $  (172,315)     $    19,447
 Net realized gain on investments and foreign
   currency transactions                            2,823,253          990,400
 Change in unrealized
   appreciation/depreciation of investments         7,693,494        5,611,028
                                                  -----------      -----------
 Net increase in net assets resulting from
   operations                                      10,344,432        6,620,875

DISTRIBUTION TO SHAREHOLDERS FROM
 Capital gains--Class A shares ($3.82 and
   $1.19 per share, respectively)                  (2,879,482)        (637,667)
 Capital gains--Class C shares ($3.82 and
   $.-- per share, respectively)                         (685)              --
 Ordinary income--Class A shares ($.03 and
   $.-- per share, respectively)                      (19,449)              --
 Ordinary income--Class C shares ($.03 and
   $.-- per share, respectively)                           (5)              --
                                                  -----------      -----------
 Net distributions                                 (2,899,621)        (637,667)
                                                  -----------      -----------

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from
   capital share
 transactions--Class A shares**                    11,151,788        4,199,173
 Net increase in net assets resulting from
   capital share transactions--
   Class C shares**                                   138,727
 Net increase in net assets resulting from
   capital share transactions--
   Class I shares**                                   700,000
 Net increase in net assets                        19,435,326       10,182,381
 Net assets at beginning of period                 21,720,157       11,537,776
                                                  -----------      -----------

NET ASSETS at the end of the period
 (including undistributed net investment
 income (loss) of $(172,315) and $19,447,
 respectively)                                    $41,155,483      $21,720,157
                                                  ===========      ===========

**A summary of capital share transactions follows:

                                      Six months ended
                                     February 29, 2004          Year ended
                                        (unaudited) August 31, 2003
                                   ---------------------  ---------------------
                                    Shares      Value      Shares      Value
Class A shares                     --------  -----------  --------  -----------
Shares sold                         478,979  $16,931,424   350,656  $ 8,818,269
Shares reinvested from
 distributions                       93,653    2,883,114    29,144      619,309
Shares redeemed                    (262,932)  (8,662,750) (218,782)  (5,238,405)
                                   --------  -----------  --------  -----------
Net increase                        309,700  $11,151,788   161,018  $ 4,199,173
                                   ========  ===========  ========  ===========


                                            Period ended
                                           February 29, 2004/(1)/  Year ended
                                             (unaudited)          August 31, 2003
                                           ---------------------- ---------------
                                           Shares      Value      Shares   Value
        Class C shares                     ------      --------   ------   -----
        Inception date of Shares sold       4,053     $138,727      --      $--
        Shares reinvested from
          distributions                                             --       --
        Shares redeemed                        --           --      --       --
                                             ------    --------     --      ---
        Net increase                        4,053     $138,727      --      $--
                                             ======    ========     ==      ===

                                            Period ended
                                           February 29, 2004/(1)/  Year ended
                                             (unaudited)          August 31, 2003
                                           ---------------------- ---------------
                                           Shares      Value      Shares   Value
        Class I shares                     ------      --------   ------   -----
        Inception date of Shares sold      19,289     $700,000      --      $--
        Shares reinvested from
          distributions                                             --       --
        Shares redeemed                        --           --      --       --
                                             ------    --------     --      ---
        Net increase                       19,289     $700,000      --      $--
                                             ======    ========     ==      ===

(1) Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  Class A Shares
                                  ------------------------------------------------------------
                                   Six months                                                      Class C Shares Class I Shares
                                     ended                                              Period      Period ended   Period ended
                                  February 29,         Years ended August 31,           ended       February 29,   February 29,
                                      2004      -----------------------------------   August 31,       2004*          2004*
                                  (unaudited)     2003     2002      2001      2000     1999*       (unaudited)    (unaudited)
                                  ------------  -------  -------   -------   ------   ----------   -------------- --------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                             $ 30.36     $ 20.81  $ 17.31   $ 26.37   $14.17     $10.00         $34.32         $35.92
                                    -------     -------  -------   -------   ------     ------         ------         ------
Income from investment
 operations-
  Net investment income (loss)        (0.17)       0.03    (0.18)    (0.06)   (0.40)     (0.16)         (0.16)         (0.16)
  Net realized and unrealized
   gain (loss) on investments         13.81       10.71     3.68     (5.35)   12.93       4.33           8.89           3.50
                                    -------     -------  -------   -------   ------     ------         ------         ------
  Total from investment
   operations                         13.64       10.74     3.50     (5.41)   12.53       4.17           8.73           3.34
                                    -------     -------  -------   -------   ------     ------         ------         ------
Less distributions-
  Distributions from realized
   gains on investments               (3.82)      (1.19)      --     (3.65)   (0.33)        --          (3.82)            --
  Distributions from ordinary
   income                             (0.03)         --       --        --       --         --          (0.03)            --
                                    -------     -------  -------   -------   ------     ------         ------         ------
  Total distributions                 (3.85)      (1.19)      --     (3.65)   (0.33)        --          (3.85)            --
                                    -------     -------  -------   -------   ------     ------         ------         ------
Net asset value, end of period      $ 40.15     $ 30.36  $ 20.81   $ 17.31   $26.37     $14.17         $39.20         $39.26
                                    =======     =======  =======   =======   ======     ======         ======         ======

Total Return                          44.92%      54.05%   20.22%   (16.36%)  90.33%     41.70%         25.45%          9.29%
                                    =======     =======  =======   =======   ======     ======         ======         ======

Ratios/Supplemental Data
  Net assets, end of period
   (000's)                          $40,239     $21,720  $11,538   $ 3,299   $2,871     $1,313         $  159         $  757
Ratio of expenses to average net
 assets
Ratio to average net assets /(A)/
  Expenses /(B)/                       2.76%**     2.79%    2.91%     3.46%    3.10%      2.75%**        3.51%**        2.76%**
  Expense ratio--net /(C)/             2.75%**     2.75%    2.75%     2.75%    2.75%      2.75%**        3.50%**        2.75%**
  Net investment income (loss)        (1.26%)**    0.14%   (1.18%)   (0.48%)  (1.96%)    (2.08%)**      (2.01%)**      (1.26%)**
Portfolio turnover rate               27.23%      57.55%  140.79%    54.05%   68.88%     14.43%         27.23%         27.23%

*Commencement of operations for Class A shares was October 1, 1998; December 3,
 2003 for Class C shares; and January 30, 2004 for Class I shares
**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.24% for the six months ended February 29, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, 5.75% for the year ended August 31, 2000 and 13.18% for the period ended August 31, 1999.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers (Note 3).

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

      Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      E. Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.

      F. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% of average daily net assets through August 31, 2004. For the six months ended February 29, 2004, the Advisor waived fees of $12,805.

      Prior to September 1, 2002, TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder Services, Inc. ("CSS"), collectively referred to as the "Service Providers", contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75%.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2004 was $731,556.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 29, 2004 were $22,316. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2004, the CDSC for Fund shares redeemed was $59,109.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 29, 2004, $34, 295 was incurred in distribution and shareholder servicing fees, of which $20, 470 was waived.

      As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $13,986 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets. For the six months ended February 29, 2004, CSS has voluntarily waived administrative fees of $13,986.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $13,986 for its services for the six months ended February 29, 2004.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 29, 2004, were $13,603,888 and $7,238,681, respectively.

      The custodian has provided credits in the amount of $1,106 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

The tax character of distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                    Six months ended
                                    February 29, 2004   Year ended
                                       (unaudited) August 31, 2003
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income            $   19,454        $337,265
            Long term capital gains     2,880,167         300,402
                                       ----------        --------
                                       $2,899,621        $637,667
                                       ==========        ========

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                Ordinary income                     $ (334,630)
                Net realized gains                   1,344,432
                Unrealized appreciation              5,534,290
                                                    ----------
                                                    $6,544,092
                                                    ==========

  -----------------------------------------------------------------------------
     Investment Adviser:

  -----------------------------------------------------------------------------
       Third Millennium Investment Advisors LLC
  -----------------------------------------------------------------------------
          1185 Avenue of the Americas
  -----------------------------------------------------------------------------
          32nd Floor
  -----------------------------------------------------------------------------
          New York, New York 10036

  -----------------------------------------------------------------------------
     Distributor:

  -----------------------------------------------------------------------------
       First Dominion Capital Corp.
  -----------------------------------------------------------------------------
          1500 Forest Avenue, Suite 223
  -----------------------------------------------------------------------------
          Richmond, Virginia 23229

  -----------------------------------------------------------------------------
     Independent Auditors:

  -----------------------------------------------------------------------------
       Tait, Weller and Baker
  -----------------------------------------------------------------------------
          1818 Market Street, Suite 2400
  -----------------------------------------------------------------------------
          Philadelphia, Pennsylvania 19103

  -----------------------------------------------------------------------------
     Transfer Agent:

  -----------------------------------------------------------------------------
     For account information, wire purchase or
  -----------------------------------------------------------------------------
     redemptions, call or write to Third Millennium
  -----------------------------------------------------------------------------
     Russia Fund's Transfer Agent:

  -----------------------------------------------------------------------------
         Fund Services, Inc.
  -----------------------------------------------------------------------------
          Post Office Box 26305
  -----------------------------------------------------------------------------
          Richmond, Virginia 23260
  -----------------------------------------------------------------------------
          (800) 628-4077 Toll Free

  -----------------------------------------------------------------------------
     More Information:

  -----------------------------------------------------------------------------
     For 24 hours, 7 days a week price information,
  -----------------------------------------------------------------------------
     and for information on any series of The World
  -----------------------------------------------------------------------------
     Funds, Inc., investment plans, and other
  -----------------------------------------------------------------------------
     shareholder services, call Commonwealth
  -----------------------------------------------------------------------------
     Shareholder Service at (800) 527-9525.

  -----------------------------------------------------------------------------
                                    [GRAPHIC]



                       Semi-Annual Report to Shareholders

                                THIRD MILLENNIUM
                                   RUSSIA FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                            For the Six Months Ended
                                February 29, 2004

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

        Number                                                  Market
        of Shares Security Description                          Value
        --------- --------------------                        ----------

                  COMMON STOCKS:                       85.32%

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with FDA
                  approved products)                   27.43%
          2,000   Aventis-Sponsored ADR*                      $  154,500
          3,700   Biogen IDEC, Inc.*                             205,165
          3,780   Celegene Corp.*                                154,942
          2,760   Cephalon, Inc.*                                163,751
         12,000   Enzon Pharmaceuticals Inc.*                    204,960
          1,730   Genentech, Inc.*                               186,650
          4,300   Gen-Probe, Inc.*                               147,017
          2,990   Genzyme Corp.*                                 151,832
          2,520   Gilend Sciences, Inc.*                         136,609
          6,400   Medimmune, Inc.*                               164,416
          5,800   Sepracor Inc.*                                 164,836
          8,650   Serono SA - ADR*                               145,493
                                                              ----------
                                                                       1,980,171
                                                              ----------

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with
                  products in clinical development)    23.47%
         10,420   Abgenix, Inc.*                                 153,591
         11,200   Alkermes Inc.*                                 159,600
          2,500   Amgen Inc.*                                    158,825
          8,700   Atherogenics Inc.*                             167,040
         16,060   Cell Therapeutics*                             141,970
          3,000   Chiron Corporation*                            146,730
         14,500   Genta Inc. New*                                168,490
         11,300   Human Genome Sciences*                         144,075
          6,040   IMS Health Inc.                                149,671
         11,800   Kosan Bissciences*                             138,060
            550   Lexion Genetics Inc.*                            3,768
          9,100   Millennium Pharmaceuticals*                    162,071
                                                              ----------
                                                                       1,693,891
                                                              ----------

          Number                                              Market
          of Shares Security Description                      Value
          --------- --------------------                    ----------

                    BIOINFORMATICS AND ANALYSIS
                    TECHNOLOGIES:                    34.42%
            4,730   Accredo Health Inc.*                    $  168,814
            6,200   Affymetrix, Inc.*                          210,738
            7,600   Applera Corporation                        173,280
           10,600   Celera Genomics Group - Applera
                    Corporation*                               153,700
           11,000   Decode Genetics Inc.*                      133,760
           10,000   Dendrite International Inc.*               165,300
           19,500   Exelixis Inc.*                             179,790
            3,850   Fisher Scientific*                         205,013
            2,120   Invitrogen Corp*                           156,244
            5,200   McKesson Corporation                       142,012
           11,230   Qiagen NV*                                 149,696
            6,250   PDI, Inc.*                                 156,250
            3,970   Techne Corp*                               160,745
           32,700   Third Wave Technologies*                   156,960
           15,200   Ventiv Health Inc.*                        171,760
                                                            ----------
                                                                       2,484,061
                                                            ----------
                    TOTAL INVESTMENTS:
                    (Cost: $5,212,605)**             85.32%  6,158,123
                    Other assets, net                14.68%  1,059,789
                                                    ------  ----------
                    NET ASSETS                      100.00% $7,217,912
                                                    ======  ==========

* Non-income producing
**Costfor Federal income tax purpose is $5,212,605 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,121,819
                   Gross unrealized depreciation   (176,301)
                                                 ----------
                   Net unrealized appreciation   $  945,518
                                                 ==========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $5,212,605) (Notes 1 & 3)                $  6,158,123
 Cash                                                                                 1,294,215

 Receivables:
   Dividends                                                               $ 1,561
   Capital stock sold                                                       20,000
                                                                           -------
                                                                                         21,561
 Other assets                                                                            44,829
                                                                                   ------------
     TOTAL ASSETS                                                                     7,518,728
                                                                                   ------------

LIABILITIES
 Payable for capital stock redeemed                                                       4,306
 Payable for securities purchases                                                       296,510
                                                                                   ------------
     TOTAL LIABILITIES                                                                  300,816
                                                                                   ------------

NET ASSETS                                                                         $  7,217,912
                                                                                   ============

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (Note 2) ($7,217,912 / 2,587,838 shares outstanding)                      $       2.79
                                                                                   ============

 At February 29, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                   $ 31,527,839
 Accumulated net investment loss                                                        (72,832)
 Accumulated net realized loss on investments                                       (25,182,613)
 Net unrealized appreciation of investments                                             945,518
                                                                                   ------------
 Net Assets                                                                        $  7,217,912
                                                                                   ============

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

     INVESTMENT INCOME
      Dividend Income                                             $  2,443
                                                                  --------

     EXPENSES
      Investment advisory fees (Note 2)                    39,618
      12b-1 fees (Note 2)                                   9,904
      Custody and accounting fees (Note 3)                 16,159
      Recordkeeping and administrative services (Note 2)    7,911
      Registration fees                                     7,823
      Transfer agent fees (Note 2)                         19,791
      Shareholder servicing and reports (Note 2)           12,617
      Legal and audit fees                                  7,103
      Miscellaneous                                         7,074
                                                           ------
        Total expenses                                             128,000
      Fee waivers and reimbursed expenses (Note 2)                 (51,295)
      Custody credits (Note 3)                                      (1,430)
                                                                  --------
      Net expenses                                                  75,275
                                                                  --------
      Net investment loss                                          (72,832)
                                                                  --------

     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investment                              (60,084)
      Net change in unrealized appreciation on investments         817,070
                                                                  --------
      Net gain on investments                                      756,986
                                                                  --------
      Net increase in net assets resulting from operations        $684,154
                                                                  ========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Six months ended
                                                         February 29, 2004   Year ended
                                                            (unaudited) August
31, 2003
                                                         ----------------- ---------------
OPERATIONS
 Net investment loss                                        $   (72,832)     $  (156,479)
 Net realized loss on investments                               (60,084)      (7,232,237)
 Change in unrealized appreciation of investments               817,070       10,066,531
                                                            -----------      -----------
 Net increase in net assets resulting from operations           684,154        2,677,815
CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*                                             (3,264,665)        (392,267)
                                                            -----------      -----------
 Net increase (decrease) in net assets                       (2,580,511)       2,285,548
 Net assets at beginning of period                            9,798,423        7,512,875
                                                            -----------      -----------
NET ASSETS at the end of the period                         $ 7,217,912      $ 9,798,423
                                                            ===========      ===========

* A summary of capital share transactions follows:

                           Six months ended
                          February 29, 2004            Year ended
                             (unaudited)             August 31, 2003
                       -----------------------  ------------------------
                         Shares       Value       Shares        Value
                       ----------  -----------  ----------  ------------
       Shares sold        463,523  $ 1,219,197   5,442,194  $ 12,766,497
       Shares redeemed (1,750,350)  (4,483,862) (6,097,792)  (13,158,764)
                       ----------  -----------  ----------  ------------
       Net decrease    (1,286,827) $(3,264,665)   (655,598) $   (392,267)
                       ==========  ===========  ==========  ============

See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                  Six months ended      Year ended August 31,
                                  Febraury 29, 2004 ---------------------------     Period ended
                                     (unaudited)      2003      2002      2001    August 31, 2000*
                                  ----------------- -------   -------   -------   ----------------
Per Share Operating
  Performance
Net asset value, beginning of
  period                               $ 2.53       $  1.66   $  4.33   $ 10.54       $ 10.00
                                       ------       -------   -------   -------       -------
Income from investment
  operations-
 Net investment loss                    (0.02)        (0.04)    (0.06)    (0.10)        (0.03)
 Net realized and unrealized
   gain (loss) on investments            0.28          0.91     (2.61)    (5.97)         0.57
                                       ------       -------   -------   -------       -------
 Total from investment
   operations                            0.26          0.87     (2.67)    (6.07)         0.54
                                       ------       -------   -------   -------       -------
Less distributions-
 Distributions from net realized
   gains on investments                    --            --        --     (0.14)           --
                                       ------       -------   -------   -------       -------
 Net asset value, end of period        $ 2.79       $  2.53   $  1.66   $  4.33       $ 10.54
                                       ======       =======   =======   =======       =======
Total Return                            10.19%        52.41%   (61.66%)  (57.49%)        5.40%
                                       ======       =======   =======   =======       =======
Ratios/Supplemental Data
 Net assets, end of period
   (000's)                             $7,218       $ 9,798   $ 7,513   $18,830       $28,822
Ratio to average net assets /(A)/
 Expenses /(B)/                          1.94%         1.95%     1.94%     1.98%         1.89%**
 Expense ratio - net /(C)/               1.90%         1.90%     1.90%     1.90%         1.89%**
 Net investment loss                    (1.84%)       (1.90%)   (1.90%)   (1.90%)       (1.73%)**
Portfolio turnover rate                 54.51%       134.87%    74.15%    70.97%        85.25%

*Commencement of operations was March 1, 2000.
**Annualized

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.30% for the six months ended February 29, 2004; 1.51% for the year ended August 31, 2003, .89% for the year ended August 31, 2002, .29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $18,009,566 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $7,112,963 which will be recognized in the following tax year.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Adviser from its advisory fee. For the six months ended February 29, 2004, CCM waived fees of $39,618 and reimbursed expenses of $1,773.

      CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2004 was $370,493.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 29, 2004, there were $9,904 of distribution expenses incurred and waived by the advisor.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the six months ended February 29, 2004. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2004, the CDSC for Fund shares redeemed was $24,521.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $10,605 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $250 million average daily net assets of the Fund; 0.175% on average daily net assets in excess of $250 million and not more than $500 million; 0.15% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets over $1 billion, with a minimum fee of $15,000.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $19,791 for its services for the six months ended February 29, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA received $9,850 for its services for the six months ended February 29, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CCM, CFA, CSS, Satuit and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 29, 2004, aggregated $4,124,094 and $7,550,130, respectively.

      The custodian has provided credits in the amount of $1,430 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, wash sales and post-October capital losses. There were no distributions paid during the six month period ended February 29, 2004 or the year ended August 31, 2003.

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Capital loss carryforward    $(18,009,566)
                   Post-Octobler capital losses   (7,112,963)
                   Unrealized appreciation           128,448
                                                ------------
                                                $(24,994,081)
                                                ============

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2003, the fund decreased undistributed net investment loss by $156,479 and decreased paid in capital by $156,479.

Investment Adviser:

   Commonwealth Capital Management, LLC
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (877) 433-GENE.

                                  877.433.GENE
[LOGO] genomics fund investment in life/TM/

                               Semi-Annual Report
                                 to Shareholders

                                  GENOMICSFUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                            For the Six Months Ended
                                February 29, 2004

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

              Number                                     Market
              of Shares Security Description             Value
              --------- --------------------           ----------

                        COMMON STOCKS:          75.46%

                        CONSUMER DISCRETIONARY: 11.12%
                5,000   Applied Materials*             $  106,200
                7,600   Johnson Controls, Inc.            443,232
               13,400   Mattel                            254,600
                3,200   McGraw-Hill Cos                   250,144
                7,900   Newell Rubbermaid                 202,161
                3,400   Omnicom Group                     278,120
                7,500   Talbot's Inc.                     254,250
                                                       ----------
                                                        1,788,707
                                                       ----------

                        COMMUNICATIONS:          2.37%
                4,600   L3 Communications*                246,192
                3,500   Viacom Inc. Class B               134,610
                                                       ----------
                                                          380,802
                                                       ----------

                        CONSUMER STAPLES:        6.82%
                8,600   Conagra                           233,834
               11,500   Pepsico Inc.                      596,850
                2,600   Procter & Gamble Co.              266,526
                                                       ----------
                                                        1,097,210
                                                       ----------

                        ENERGY:                  3.68%
                6,100   BP Amoco ADR                      300,120
                3,300   ChevronTexaco Corp.               291,555
                                                       ----------
                                                          591,675
                                                       ----------

                        FINANCIALS:             14.69%
                4,500   American Express                  240,390
                7,200   H&R Block Inc.                    389,160
                4,000   MBIA Inc.                         263,160
                7,700   Morgan Stanley                    460,152
                5,200   Torchmark Corp.                   271,024
                6,600   Washington Mutual, Inc.           378,510
                8,000   Wells Fargo & Co.                 359,520
                                                       ----------
                                                        2,361,916
                                                       ----------

         Number                                              Market
         of Shares Security Description                      Value
         --------- --------------------                    -----------

                   FOOD:                             0.86%
           3,000   General Mills, Inc.                     $   137,940
                                                           -----------

                   HEALTHCARE:                      11.88%
           3,000   Amgen Inc.*                                 190,590
           2,100   C. R. Bard, Inc.                            198,219
           4,000   Gilead Sciences Inc.*                       216,840
           5,500   Johnson & Johnson                           296,505
          12,000   Medicis Pharmaceutical                      472,440
          14,600   Pfizer, Inc.                                535,090
                                                           -----------
                                                                       1,909,684
                                                           -----------

                   INDUSTRIALS:                      1.53%
           3,100   Illinois Tool Works                         246,512
                                                           -----------

                   INFORMATION TECHNOLOGY:           6.98%
          10,900   Cisco*                                      251,790
           8,200   Intel Corp.                                 239,686
          11,200   Microsoft Corp.                             296,800
          11,500   Sungard Data Systems*                       334,305
                                                           -----------
                                                                       1,122,581
                                                           -----------

                   MEDICAL-DRUGS:                    1.62%
           6,600   Wyeth                                       260,700
                                                           -----------

                   REITS                             1.53%
           4,500   Simon Property Group                        245,205
                                                           -----------

                   INDEX EQUITIES:                  12.38%
           9,000   I-Shares MSCI EAFE Index                  1,273,500
           6,500   S & P Midcap Depository Receipts            716,300
                                                           -----------
                                                                       1,989,800
                                                           -----------

                   TOTAL COMMON STOCKS:
                   (Cost: $9,146,606)                       12,132,732
                                                           -----------

      Principal                                                 Market
      Amount    Security Description                            Value
      --------- --------------------                          -----------

                FIXED INCOME SECURITIES:               14.72%
      $400,000  Security Cap GRP
                maturity date 1/19/05; 7.8000%                $   421,696
       400,000  Wal-Mart
                maturity date 10/15/05; 5.875%                    427,080
       200,000  U.S. Treasury Note
                maturity date 11/15/05; 5.875%                    214,758
       400,000  Allstate
                maturity date 12/01/06; 5.375%                    432,660
       380,000  Federal National Mortgage Association
                maturity date 03/05/07; 6.660%                    426,895
       400,000  Federal Home Loan Bank
                maturity date 09/02/08; 5.800%                    443,448
                                                              -----------

                TOTAL FIXED INCOME SECURITIES:
                (Cost: $2,239,046 )                           $ 2,366,537
                                                              -----------

                TOTAL INVESTMENTS:
                (Cost: $11,385,652)**                  90.18% $14,499,269
                Other assets, net                       9.82%   1,578,720
                                                      ------  -----------
                NET ASSETS                            100.00% $16,077,989
                                                      ======  ===========

*  Non-income producing
** Cost for Federal income tax purposes is $11,385,652 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $3,248,598
                   Gross unrealized depreciation   (134,981)
                                                 ----------
                   Net unrealized appreciation   $3,113,617
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $11,385,652) (Notes 1 & 3)                $14,499,269
 Cash                                                                                 1,604,026

 Receivables:
   Dividends                                                                $19,022
   Interest                                                                  55,645
                                                                            -------
                                                                                         74,667
 Prepaid expenses                                                                        31,087
                                                                                    -----------
     TOTAL ASSETS                                                                    16,209,049
                                                                                    -----------

LIABILITIES
 Payable for capital stock redeemed                                                     110,295
 Accrued expenses                                                                        20,765
                                                                                    -----------
     Total Liabilities                                                                  131,060
                                                                                    -----------

NET ASSETS                                                                          $16,077,989
                                                                                    ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($16,077,989 / 1,073,913 shares outstanding)                               $     14.97
                                                                                    ===========
 At February 29, 2004, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                    $14,837,413
 Undistributed net investment income                                                      3,093
 Accumulated net realized loss on investments                                        (1,876,134)
 Net unrealized appreciation of investments                                           3,113,617
                                                                                    -----------
 Net Assets                                                                         $16,077,989
                                                                                    ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend                                             $100,066
    Interest                                               52,598
                                                         --------
      Total income                                                $  152,664
                                                                  ----------

   EXPENSES
    Investment advisory fees (Note 2)                      78,720
    Custody fees and accounting fees                       16,122
    Recordkeeping and administrative services (Note 2)     15,917
    Legal and audit fees                                    7,484
    Transfer agent fees (Note 2)                           18,673
    Shareholder servicing and reports (Note 2)              8,800
    Registration fees                                       5,648
    Miscellaneous                                          16,217
                                                         --------
      Total expenses                                                 167,581
    Management fee waiver (Note 3)                                   (18,011)
                                                                  ----------
      Net expenses                                                   149,570
                                                                  ----------
    Net investment income                                              3,094
                                                                  ----------

   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                 323,992
    Net change in unrealized appreciation on investments           1,436,552
                                                                  ----------
    Net gain on investments                                        1,760,544
                                                                  ----------
    Net increase in net assets resulting from operations          $1,763,638
                                                                  ==========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Six months ended
                                                               February 29, 2004   Year ended
                                                                  (unaudited)
August 31, 2003
                                                               ----------------- ---------------
OPERATIONS
 Net investment income                                            $     3,094      $    22,058
 Net realized gain (loss) on investments                              323,992         (767,202)
 Change in unrealized appreciation of investments                   1,436,552        2,180,246
                                                                  -----------      -----------
 Net increase in net assets resulting from operations               1,763,638        1,435,102

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($.02 and $.-- per share, respectively)        (22,059)              --

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*                                                     (822,532)      (1,719,507)
                                                                  -----------      -----------
 Net increase (decrease) in net assets                                919,047         (284,405)
 Net assets at beginning of period                                 15,158,942       15,443,347
                                                                  -----------      -----------

NET ASSETS at the end of the period                               $16,077,989      $15,158,942
                                                                  ===========      ===========

* A summary of capital share transactions follows:

                                      Six months ended
                                      February 29, 2004        Year ended
                                         (unaudited) August 31, 2003
                                     ------------------  ---------------------
                                      Shares    Value     Shares      Value
                                     -------  ---------  --------  -----------
Shares sold                            6,690  $  98,952    48,837  $   598,491
Shares reinvested from distributions     873     12,467        --           --
Shares redeemed                      (64,165)  (933,951) (185,288)  (2,317,998)
                                     -------  ---------  --------  -----------
Net decrease                         (56,602) $(822,532) (136,451) $(1,719,507)
                                     =======  =========  ========  ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           Six months ended              Years ended August 31
                                           February 29, 2004 ---------------------------------------------
                                              (unaudited)      2003     2002      2001      2000     1999
                                           ----------------- -------  -------   -------   -------  -------
Per Share Operating Performance
Net asset value, beginning of period            $ 13.41      $ 12.19  $ 14.49   $ 19.25   $ 15.73  $ 13.59
                                                -------      -------  -------   -------   -------  -------
Income from investment operations-
  Net investment income (loss)                     0.00         0.02    (0.00)*    0.03      0.08     0.02
  Net realized and unrealized gain (loss)
   on investments                                  1.58         1.20    (2.27)    (4.76)     3.72     3.04
                                                -------      -------  -------   -------   -------  -------
  Total from investment operations                 1.58         1.22    (2.27)    (4.73)     3.80     3.06
                                                -------      -------  -------   -------   -------  -------
Less distributions-
  Distributions from net investment
   income                                         (0.02)          --    (0.03)    (0.03)    (0.05)   (0.07)
  Distributions from realized gains on
   investments                                       --           --       --        --     (0.23)   (0.85)
                                                -------      -------  -------   -------   -------  -------
  Total distributions                             (0.02)          --    (0.03)    (0.03)    (0.28)   (0.92)
                                                -------      -------  -------   -------   -------  -------
  Net asset value, end of period                $ 14.97      $ 13.41  $ 12.19   $ 14.49   $ 19.25  $ 15.73
                                                =======      =======  =======   =======   =======  =======
Total Return                                      11.81%       10.02%  (15.71%)  (24.61%)   24.24%   23.22%
                                                =======      =======  =======   =======   =======  =======

Ratios/Supplemental Data
  Net assets, end of period (000's)             $16,078      $15,159  $15,443   $19,050   $22,974  $14,190
Ratio to average net assets/-(A)/
  Expenses/(B)/                                    1.90%**      1.90%    1.90%     1.85%     1.84%    2.05%
  Expense ratio - net/(C)/                         1.90%**      1.90%    1.90%     1.83%     1.84%    1.90%
  Net investment income (loss)                     0.04%**      0.15%   (0.02%)    0.17%     0.34%    0.19%
Portfolio turnover rate                            4.85%       24.09%   56.70%    46.57%    45.85%   39.17%

* Represents less than $0.01 per share
**Annualized

/(A)/Management fee waivers reduced the expense ratios and increased the net investment income ratio by 0.23% for the six months ended February 29, 2004; 0.43% for the year ended August 31, 2003 and 0.08% for the year ended August 31, 2002.

/(B)/Expense ratios have been increased to include custodian fees which were offset by custodian credits.

/(C)/Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established on January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value. Depositary receipts are valued at the closing price unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $1,502,578 available to offset future capital gains, if any, which expires in 2008--2010. As of August 31, 2003, the Fund has a post-October capital loss deferral of $697,548 which will be recognized in the following tax year.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA voluntarily agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.90% of average net assets. For the six months ended February 29, 2004, the manager waived fees of $18,011.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $15,917 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $18,673 for its services for the six months ended February 29, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $12,850 for its services for the six months ended February 29, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 29, 2004, were $668,475 and $1,108,471, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended February 29, 2004 and August 31, 2003 was as follows:

                                    Six months ended    Year ended
                                    February 29, 2004 August 31, 2003
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income              $22,059            $--
                                         =======            ===

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Capital loss carryforward     $(1,502,578)
                   Post-October capital losses      (697,548)
                   Undistributed ordinary income      22,058
                   Unrealized appreciation         1,677,065
                                                 -----------
                                                 $  (501,003)
                                                 ===========

Investment Adviser:

   Sand Hill Advisors, Inc.
     245 Lytton Avenue, Suite 250
     Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                       Semi-Annual Report to Shareholders

                               SAND HILL PORTFOLIO
                                  MANAGER FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                            For the Six Months Ended
                                February 29, 2004

                       Semi-Annual Report to Shareholders

                                 CSI Equity Fund

                              CSI Fixed Income Fund

[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                            For the Six Months Ended

                                February 29, 2004

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

         Number                                              Market
         of Shares Description                               Value
         --------- -----------                            ------------

                   COMMON STOCKS:                  97.64%

                   BANKING:                         5.88%
           20,000  Bank America                           $  1,638,400
           38,000  HSBC Holdings ADR                         3,106,500
           40,000  Wells Fargo & Co.                         2,294,000
                                                          ------------
                                                             7,038,900
                                                          ------------

                   BEVERAGES:                       2.50%
           57,600  Pepsico Inc.                              2,989,440
                                                          ------------

                   COMPUTER AND PERIPHERALS:        4.32%
           82,100  Cisco Systems, Inc.*                      1,896,510
           42,000  Dell Computer*                            1,371,300
          133,200  EMC Corp/MASS*                            1,907,424
                                                          ------------
                                                             5,175,234
                                                          ------------

                   COMPUTER SOFTWARE/SERVICES:      4.23%
           52,300  Automatic Data Processing, Inc.           2,220,135
          107,200  Microsoft Corp.                           2,840,800
                                                          ------------
                                                             5,060,935
                                                          ------------

                   DRUG AND MEDICAL:               12.26%
           57,800  Abbott Laboratories                       2,473,840
           38,000  Amgen, Inc.*                              2,414,140
           22,779  Aventis Spons. ADR*                       1,759,678
           55,000  Johnson & Johnson                         2,965,050
           51,200  Merck                                     2,461,696
           71,225  Pfizer Inc.                               2,610,396
                                                          ------------
                                                            14,684,800
                                                          ------------

                   ELECTRONICS/EQUIPMENT:           8.43%
           34,100  Canon Inc. ADR                            1,676,015
           48,300  Emerson Electric Co.                      3,017,784
           91,800  General Electric Corp.                    2,985,336
           51,500  Metronic Inc.                             2,415,350
                                                          ------------
                                                            10,094,485
                                                          ------------

                   FINANCIAL:                       4.65%
           14,700  American International                    1,087,800
           64,000  1st Data Corp                             2,622,720
           34,600  State Street Corp                         1,859,058
                                                          ------------
                                                             5,569,578
                                                          ------------

                                 CSI Equity Fund

         Number                                               Market
         of Shares Description                                Value
         --------- -----------                             ------------

                   FOOD:                             8.88%
          53,500   Diageo PLC ADR                          $  3,030,775
          78,700   Groupe Danone ADR*                         2,763,944
          39,800   Nestle S.A. ADR*                           2,624,504
          39,400   William Wrigley Jr. Company                2,215,856
                                                           ------------
                                                             10,635,079
                                                           ------------

                   HOUSEHOLD:                        7.88%
           7,400   Kao Corporation ADR                        1,561,139
          40,900   Kimberly-Clark Corp.                       2,645,412
          33,500   Proctor & Gamble                           3,434,085
          20,600   Toto Ltd.                                  1,794,911
                                                           ------------
                                                              9,435,547
                                                           ------------

                   MANUFACTURING:                    7.40%
          51,600   Dupont EI                                  2,326,644
          42,600   3M Co.                                     3,323,652
          34,800   United Technologies                        3,205,428
                                                           ------------
                                                              8,855,724
                                                           ------------

                   OIL:                             10.38%
          58,400   BP PLC ADR                                 2,873,280
          43,700   Conocophillips                             3,009,619
          51,700   Schlumberger Ltd.                          3,334,133
          34,900   Total Fina ADR*                            3,210,451
                                                           ------------
                                                             12,427,483
                                                           ------------

                   RETAIL:                          10.44%
          36,900   Avon Products                              2,605,140
          75,000   Borders Group Inc.*                        1,800,000
          78,000   Costco Wholesale*                          3,036,540
          79,900   CVS Corp.                                  2,996,250
          56,700   Home Depot Inc.                            2,058,777
                                                           ------------
                                                             12,496,707
                                                           ------------

                   SEMI-CONDUCTORS:                  2.93%
          72,200   Intel Corp.                                2,110,406
          54,200   STMicroelectronics*                        1,401,070
                                                           ------------
                                                              3,511,476
                                                           ------------

                   TELECOMMUNICATIONS:               0.68%
          32,650   Vodafone Airtouch Communications             815,270
                                                           ------------

                   TRANSPORTATION:                   4.59%
          33,400   Fedex Corporation                          2,293,912
          50,400   Union Pacific Corp.                        3,207,456
                                                           ------------
                                                              5,501,368
                                                           ------------

                                 CSI Equity Fund

              Number                                     Market
              of Shares Description                      Value
              --------- -----------                   ------------

                        UTILITIES:              2.19%
               40,000   FPL Group                     $  2,626,000
                                                      ------------
                        TOTAL INVESTMENTS:
                        (Cost: $99,393,055)**  97.64%  116,918,026
                        Other assets, net       2.36%    2,823,452
                                              ------  ------------
                        NET ASSETS            100.00% $119,741,478
                                              ======  ============

* Non-income producing
**Cost for Federal income tax purposes is $99,393,055 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $22,038,534
                   Gross unrealized depreciation  (4,513,563)
                                                 -----------
                   Net unrealized appreciation   $17,524,971
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $99,393,055) (Notes 1 & 3)                     $116,918,026
 Accounts Receivables:
   Dividend                                                                  233,483
   Investments sold                                                        2,997,321
   Capital stock sold                                                         10,148
                                                                             ---------
                                                                                            3,240,952
   Other assets                                                                               101,585
                                                                                         ------------
     TOTAL ASSETS                                                                         120,260,563
                                                                                         ------------

LIABILITIES
 Cash Overdraft                                                                               384,573
 Payable for capital stock redeemed                                                            42,570
 Investment advisory fees payable                                                              91,942
                                                                                         ------------
     TOTAL LIABILITIES                                                                        519,085
                                                                                         ------------

NET ASSETS                                                                               $119,741,478
                                                                                         ============
Investor Class Shares
 NET ASSETS                                                                              $ 73,093,656
                                                                                         ============
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($73,093,656 / 5,146,416 shares outstanding)                                          $      14.20
                                                                                         ============

 MAXIMUM OFFERING PRICE PER SHARE
   ($14.20 X 100/94.25 ) (Note 2)                                                        $      15.07
                                                                                         ============

Institutional Class Shares
 NET ASSETS                                                                              $ 46,647,822
                                                                                         ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ($46,647,822 / 3,287,843 shares outstanding)                          $      14.19
                                                                                         ============
At February 29, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                         $116,353,177
 Accumulated net investment loss                                                              (37,036)
 Accumulated net realized loss on investments                                             (14,099,634)
 Net unrealized appreciation of investments                                                17,524,971
                                                                                         ------------
 Net assets                                                                              $119,741,478
                                                                                         ============

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Six months ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

 INVESTMENT INCOME
  Dividend                                               $868,538
  Interest                                                  5,657
                                                         --------
    Total income                                                  $   874,195
                                                                  -----------

 EXPENSES
  Investment management fees (Note 2)                     578,719
  Recordkeeping and administrative services (Note 2)       97,954
  Custodian and accounting fees                            34,260
  Legal and audit fees                                     19,545
  Transfer agent fees (Note 2)                             34,144
  Registration fees                                        23,038
  Shareholder servicing and reports                        19,547
  Insurance                                                12,679
  Other expenses                                           39,629
                                                         --------
    Total expenses                                                    859,515
                                                                  -----------
  Net investment income                                                14,680
                                                                  -----------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                 (1,131,943)
  Net increase in unrealized appreciation on investments           14,762,769
                                                                  -----------
  Net gain on investments                                          13,630,826
                                                                  -----------
  Net increase in net assets resulting from operations            $13,645,506
                                                                  ===========

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 29, 2004   Year ended

(unaudited) August 31, 2003
                                                                   ----------------- ---------------
OPERATIONS
 Net investment income                                               $     14,680     $    351,375
 Net realized loss on investments                                      (1,131,943)      (1,356,689)
 Change in net unrealized appreciation of investments                  14,762,769        6,313,898
                                                                     ------------     ------------
 Net increase in net assets resulting from operations                  13,645,506        5,308,584

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($0.05 and $0.01 per share, respectively)--
   Investor Class                                                        (248,577)         (12,699)
 Net investment income ($0.05 and $--  per share, respectively)--
   Institutional Class                                                   (154,534)              --
                                                                     ------------     ------------
   Total distributions                                                   (403,111)         (12,699)
                                                                     ------------     ------------

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*--Investor Class                                       (4,628,676)      (8,466,833)
 Net increase in net assets resulting from capital share
   transactions*--Institutional Class                                   5,051,552       11,527,497
                                                                     ------------     ------------
 Net increase in net assets                                            13,665,271        8,356,549
 Net assets at beginning of period                                    106,076,207       97,719,658
                                                                     ------------     ------------
NET ASSETS at end of period                                          $119,741,478     $106,076,207
                                                                     ============     ============

* A summary of capital share transactions follows:

                                        Six months ended
                                       February 29, 2004          Year ended
                                          (unaudited) August 31, 2003
Investor Class Shares                ---------------------  ----------------------
                                      Shares      Value      Shares       Value
                                     --------  -----------  --------  ------------
Shares sold                            50,664  $   673,523   263,934  $  3,091,018
Shares reinvested from distributions   16,847      228,442       950        11,705
Shares redeemed                      (403,896)  (5,530,641) (979,399)  (11,569,556)
                                     --------  -----------  --------  ------------
Net decrease                         (336,385) $(4,628,676) (714,515) $ (8,466,833)
                                     ========  ===========  ========  ============

                                        Six months ended
                                       February 29, 2004          Year ended
                                          (unaudited) August 31, 2003
Institutional Class Shares           ---------------------  ----------------------
                                      Shares      Value       Shares      Value
                                     --------  -----------  ---------  -----------
Shares sold                           655,203  $ 8,707,094  1,382,793  $16,021,306
Shares reinvested from distributions   11,405      154,534         --           --
Shares redeemed                      (276,057)  (3,810,076)  (383,696)  (4,493,809)
                                     --------  -----------  ---------  -----------
Net increase                          390,551  $ 5,051,552    999,097  $11,527,497
                                     ========  ===========  =========  ===========

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               Investor Class Share
                                     ----------------------------------------------------------------------
                                     Six months ended                  Years ended August 31,
                                     February 29, 2004 ----------------------------------------------------
                                        (unaudited)        2003       2002       2001       2000      1999
                                     ----------------- -------      -------   --------   --------   -------
Per Share Operating Performance
Net asset value, beginning of period      $ 12.66      $ 12.07      $ 13.62   $  18.37   $  13.36   $  9.88
                                          -------      -------      -------   --------   --------   -------
Income from investment operations-
 Net investment income (loss)             $  0.00/[1]/    0.05           --       0.01      (0.02)    (0.02)
 Net realized and unrealized gain
   (loss) on investments                     1.59         0.54        (1.54)     (3.45)      5.03      3.52
                                          -------      -------      -------   --------   --------   -------
 Total from investment operations            1.59         0.59        (1.54)     (3.44)      5.01      3.50
                                          -------      -------      -------   --------   --------   -------
Less distributions-
 Distributions from net investment
   income                                   (0.05)        0.00/[1]/   (0.01)        --         --     (0.02)
 Distributions from capital gains              --           --           --      (1.31)        --        --
                                          -------      -------      -------   --------   --------   -------
 Total distributions                        (0.05)        0.00        (0.01)     (1.31)        --     (0.02)
                                          -------      -------      -------   --------   --------   -------
 Net asset value, end of period           $ 14.20      $ 12.66      $ 12.07   $  13.62   $  18.37   $ 13.36
                                          =======      =======      =======   ========   ========   =======
Total Return                                12.57%        4.91%      (11.31%)   (19.32%)    37.50%    35.21%
                                          =======      =======      =======   ========   ========   =======
Ratios/Supplemental Data
 Net assets, end of period (000's)        $73,094      $69,428      $74,829   $104,283   $113,673   $52,924
Ratio to average net assets- /(A)/
 Expenses /(B)/                              1.49%*       1.49%        1.51%      1.45%      1.44%     1.50%
 Expenses - net /(C)/                        1.49%*       1.49%        1.51%      1.44%      1.44%     1.50%
 Net investment income (loss)                0.03%*       0.36%        0.00%      0.06%     (0.14%)   (0.15%)
Portfolio turnover rate                     16.56%       10.28%       15.86%     17.16%     22.69%    12.91%

/[1]/ - less than one cent

* - Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003. See Note 2.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             Institutional Class
                                     ---------------------------------------------------------------
                                     Six months ended
                                     February 29, 2004 Year ended Year ended
                                        Period ended (unaudited) August 31, 2003
                                        August 31, 2002 August 31, 2001*
                                     ----------------- --------------- --------------- ----------------
Per Share Operating Performance
Net asset value, beginning of period      $ 12.65          $ 12.06         $ 13.62          $14.95
                                          -------          -------         -------          ------
Income from investment operations-
 Net investment income (loss)                0.00/[1]/        0.04              --              --
 Net realized and unrealized gain
   (loss) on investments                  $  1.59             0.55           (1.55)          (0.62)
                                          -------          -------         -------          ------
 Total from investment operations            1.59             0.59           (1.55)          (0.62)
                                          -------          -------         -------          ------
Less distributions-
 Distributions from net investment
   income                                   (0.05)              --           (0.01)             --
 Distributions from capital gains                               --              --           (0.71)
                                          -------          -------         -------          ------
 Total distributions                        (0.05)              --           (0.01)          (0.71)
                                          -------          -------         -------          ------
 Net asset value, end of period           $ 14.19          $ 12.65         $ 12.06          $13.62
                                          =======          =======         =======          ======
Total Return                                12.57%            4.89%         (11.38%)         (4.26%)
                                          =======          =======         =======          ======
Ratios/Supplemental Data
 Net assets, end of period (000's)        $46,648          $36,648         $22,891          $6,598
Ratio to average net assets- /(A)/
 Expenses /(B)/                              1.49%**          1.49%           1.62%           1.45%**
 Expenses - net /(C)/                        1.49%**          1.49%           1.62%           1.44%**
 Net investment income                       0.03%**          0.36%           0.00%           0.01%**
Portfolio turnover rate                     16.56%           10.28%          15.86%          17.16%

* Commencement of operations of Institutional Class Shares was June 28, 2001

** Annualized

/[1]/ - less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003. See Note 2.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Depositary receipts will be valued at the closing price unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $11,611,002 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $1,356,689 which will be recognized in the following tax year.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 CSI Equity Fund

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS", "Administrator"), its administrative agent, $97,954, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2004.

      The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2004 was $47,771.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 29, 2004, FDCC received $87 in fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2004, the CDSC for Fund shares redeemed was $15,378.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $34,144, for its services for the six months ended February 29, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $21,722 for its services for the six months ended February 29, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CFA, CSS, and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 29, 2004, aggregated $18,785,988 and $18,626,493, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax

                                 CSI Equity Fund
regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October capital losses.

      The tax character of distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                    Six months ended
                                    February 29, 2004   Year ended
                                       (unaudited) August 31, 2003
                                    ----------------- ---------------
           Distributions paid from:
           Ordinary income              $403,111          $12,699
                                        ========          =======

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Ordinary income             $    351,395
                   Capital loss carryforward    (11,611,002)
                   Post-October capital losses   (1,356,689)
                   Unrealized appreciation        2,762,202
                                               ------------
                                               $ (9,854,094)
                                               ============

                                 CSI Equity Fund

                              CSI FIXED INCOME FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 29, 2004
                                   (unaudited)

Principal                                                              Market
Amount     Description                                                 Value
---------- -----------                                               -----------

           U.S. GOVERNMENT SECURITIES: 93.05%

           MATURES IN OVER 10 YEARS:                          20.81%
$3,500,000 U.S. Treasury Bond 7.25%; May 15, 2016                    $ 4,468,517
 5,750,000 U.S. Treasury Bond 6.00%; February 15, 2026                 6,595,428
 4,000,000 U.S. Treasury Bond 5.50%; August 15, 2028                   4,313,124
                                                                     -----------
                                                                      15,377,069
                                                                     -----------

           MATURES IN 6-10 YEARS:                             22.07%
 5,000,000 U.S. Treasury Note 6.000%; August 15, 2009                  5,734,570
 2,000,000 Federal Home Loan Bank 5.000%; October 28, 2011             1,992,672
 1,500,000 Federal Home Loan Bank 5.225%; November 19, 2012            1,500,147
 2,000,000 Federal Home Loan Bank 3.125%; June 26, 2013                1,956,312
 5,000,000 U.S. Treasury Note 4.250%; August 15, 2013                  5,125,000
                                                                     -----------
                                                                      16,308,701
                                                                     -----------

           MATURES IN 0-5 YEARS:                              50.17%
 2,500,000 U.S. Treasury Note 2.25%; July 31, 2004                     2,512,988
 3,500,000 U.S. Treasury Note 7.25%; August 15, 2004                   3,599,393
 4,750,000 U.S. Treasury Note 6.50%; May 15, 2005                      5,048,732
 2,000,000 U.S. Treasury Note 6.50%; August 15, 2005                   2,148,594
 3,750,000 U.S. Treasury Note 5.875%; November 15, 2005                4,026,709
 2,750,000 U.S. Treasury Note 5.625%; February 15, 2006                2,963,447
 5,000,000 Federal Home Loan Bank 2.7250%; February 20, 2007           5,024,495
 3,500,000 U.S. Treasury Note 6.125%; August 15,2007                   3,939,142
 4,000,000 U.S. Treasury Note 5.500%; February 15, 2008                4,445,000
 3,000,000 U.S. Treasury Note 5.620%; May 15, 2008                     3,354,608
                                                                     -----------
                                                                      37,063,108
                                                                     -----------

           TOTAL U.S. GOVERNMENT SECURITIES:
           (Cost: $64,344,653)*                               93.05%  68,748,878
           Other assets, net                                   6.95%   5,136,872
                                                             ------  -----------
           NET ASSETS                                        100.00% $73,885,750
                                                             ======  ===========

* Cost for Federal income tax purposes is $64,344,653 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $4,455,241
                   Gross unrealized depreciation    (51,016)
                                                 ----------
                   Net unrealized appreciation   $4,404,225
                                                 ==========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $64,344,653) (Notes 1 & 3)                      $68,748,878
 Cash & cash equivalents                                                                    4,654,063
 Interest receivable                                                                          441,427
 Prepaid expenses                                                                              83,492
                                                                                          -----------
   TOTAL ASSETS                                                                            73,927,860
                                                                                          -----------
LIABILITIES
 Payable for capital stock redeemed                                                            10,000
 Investment management fees payable                                                            32,110
                                                                                          -----------
   TOTAL LIABILITIES                                                                           42,110
                                                                                          -----------
NET ASSETS                                                                                $73,885,750
                                                                                          ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($73,885,750 / 6,962,375 shares outstanding)                                           $     10.61
                                                                                          ===========
 At February 29, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                          $68,772,769
 Undistributed net investment income                                                           83,782
 Undistributed net realized gain on investments                                               624,974
 Net unrealized appreciation of investments                                                 4,404,225
                                                                                          -----------
 Net Assets                                                                               $73,885,750
                                                                                          ===========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS

Six months ended February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Interest                                                        $1,864,013
                                                                   ----------
  EXPENSES
   Investment management fees (Note 2)                    $431,636
   Recordkeeping and administrative services (Note 2)       76,252
   Custodian and accounting fees                            29,153
   Audit and legal fees                                     15,435
   Shareholder servicing and reports                        15,412
   Registration fees                                        15,703
   Transfer agent fees                                      19,302
   Insurance                                                17,970
   Other expenses                                           14,913
                                                          --------
     Total expenses                                                   635,776
   Fee waivers (Note 2)                                              (215,818)
                                                                   ----------
   Net expenses                                                       419,958
                                                                   ----------
   Net investment income                                            1,444,055
                                                                   ----------

  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                   624,974
   Net increase in unrealized appreciation on investments             768,407
                                                                   ----------
   Net increase in net assets resulting from operations            $2,837,436
                                                                   ==========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       Six months ended
                                                                       February 29, 2004   Year ended

(unaudited) August 31, 2003
                                                                       ----------------- ---------------
OPERATIONS
 Net investment income                                                   $  1,444,055     $  3,672,043
 Net realized gain on investments                                             624,974          344,708
 Change in net unrealized appreciation of investments                         768,407       (1,967,305)
                                                                         ------------     ------------
 Net increase in net assets resulting from operations                       2,837,436        2,049,446
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.18 and $.38 per share, respectively)             (1,477,058)      (3,748,782)
 Capital gains ($.04 and $0 per share, respectively)                         (341,961)              --
                                                                         ------------     ------------

(1,819,019) (3,748,782)
CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share transactions*    (21,581,766)      (9,400,024)
                                                                         ------------     ------------
 Net decrease in net assets                                               (20,563,349)     (11,099,360)
 Net assets at beginning of period                                         94,449,099      105,548,459
                                                                         ------------     ------------
NET ASSETS at the end of the period (including undistributed net investment income of $83,782 and $116,785, respectively)
                                                                         $ 73,885,750     $ 94,449,099
                                                                         ============     ============

* A summary of capital share transactions follows:

                                         Six months ended
                                         February 29, 2004            Year ended
                                            (unaudited)             August 31, 2003
                                     ------------------------  ------------------------
                                       Shares        Value       Shares        Value
                                     ----------  ------------  ----------  ------------
Shares sold                             230,866  $  2,435,596   2,090,223  $ 22,459,450
Shares reinvested from distributions    159,103     1,679,380     327,472     3,513,731
Shares redeemed                      (2,433,641)  (25,696,742) (3,288,627)  (35,373,205)
                                     ----------  ------------  ----------  ------------
Net increase (decrease)              (2,043,672) $(21,581,766)   (870,932) $ (9,400,024)
                                     ==========  ============  ==========  ============

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                     Six months ended              Years ended August 31,
                                     February 29, 2004 --------------------------------------------
                                        (unaudited)      2003     2002      2001     2000     1999
                                     ----------------- -------  --------  -------  -------  -------
Per Share Operating Performance
Net asset value, beginning of period      $ 10.49      $ 10.69  $  10.38  $  9.92  $  9.75  $ 10.48
                                          -------      -------  --------  -------  -------  -------
Income from investment operations-
 Net investment income                       0.18         0.38      0.41     0.45     0.43     0.39
 Net realized and unrealized gain
   (loss) on investments                     0.16        (0.20)     0.29     0.45     0.18    (0.51)
                                          -------      -------  --------  -------  -------  -------
 Total from investment operations            0.34         0.18      0.70     0.90     0.61    (0.12)
                                          -------      -------  --------  -------  -------  -------
Less distributions-
 Distributions from net investment
   income                                   (0.18)       (0.38)    (0.39)   (0.44)   (0.44)   (0.61)
 Distributions from capital gains           (0.04)          --        --       --       --       --
                                          -------      -------  --------  -------  -------  -------
 Total distributions                        (0.22)       (0.38)    (0.39)   (0.44)   (0.44)   (0.61)
                                          -------      -------  --------  -------  -------  -------
 Net asset value, end of period           $ 10.61      $ 10.49  $  10.69  $ 10.38  $  9.92  $  9.75
                                          =======      =======  ========  =======  =======  =======
Total Return                                 3.41%        1.70%     6.98%    9.29%    6.39%   (1.31%)
                                          =======      =======  ========  =======  =======  =======
Ratios/Supplemental Data
 Net assets, end of period (000's)        $73,886      $94,449  $105,548  $92,234  $64,671  $48,605
Ratio to average net assets- /(A)/
 Expenses /(B)/                              0.97%*       0.92%     0.98%    0.98%    0.99%    1.00%
 Expenses - net /(C)/                        0.97%*       0.92%     0.97%    0.97%    0.99%    1.00%
 Net investment income                       3.35%*       3.46%     3.89%    4.37%    4.43%    4.22%
Portfolio turnover rate                     12.30%       23.21%     2.32%    1.67%   11.52%    1.38%

* - Annualized

/(A)/ Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for each of the periods presented.

/(B)/ Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and the custodian fee credits the fund received.

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2004 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis. Bond discounts and premiums are accreted/amortized on the interest method.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the fund through December 31, 2003 for expenses in order to limit the operating expenses to 1.00% of average net assets. For the six months ended February 29, 2004, the manager waived fees of $215,818.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $76,252 for providing shareholder services, recordkeeping,

                              CSI Fixed Income Fund
administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $19,302 for its services for six months ended February 29, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $20,824 for its services for the six months ended February 29,2004

      Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, CFA, and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from maturities of securities other than short-term notes aggregated $9,991,405 and $26,310,288, respectively for the six months ended February 29, 2004.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to post-October capital losses.

      The tax character of distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                    Six Months ended
                                    February 29, 2004   Year ended
                                       (unaudited) August 31, 2003
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income            $1,477,058       $3,748,782
            Long term capital gains       341,961               --
                                       ----------       ----------
              Total distributions      $1,819,019       $3,748,782
                                       ==========       ==========

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                       Ordinary income         $  116,785
                         Long-term capital gains 341,961
                        Unrealized appreciation 3,635,818
                                               ----------
                                               $4,094,564
                                               ==========

                              CSI Fixed Income Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund and CSI Fixed Income Funds' Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (888) 826-2520 Toll Free.